Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Commitments and contingencies [Text Block]

25. Commitments and contingencies

Commitments

The following table reflects the Company's contractual obligations as they fall due as at December 31, 2024 and 2023.  Note the December 31, 2023 balances exclude the liabilities and commitments of the AGM.

			Over	December 31,	December 31,
	Within 1 year	1 - 5 years	5 years	2024	2023
Accounts payable, accrued liabilities and payable due to related party	48,125	-	-	48,125	5,724
ZCC gold hedges	9,284	4,474	-	13,758	-
Long‐term incentive plan (cash‐settled awards)	6,939	466	‐	7,405	6,457
Mining and other services contracts	18,861	25,729	‐	44,590	‐
Asset retirement provisions (undiscounted)	‐	7,825	67,945	75,770	‐
Deferred and contingent consideration (undiscounted)	25,000	63,972	5,265	94,237	‐
Corporate office lease	83	‐	‐	83	225
Total	108,292	102,466	73,210	283,968	12,406

The zero cost collar ("ZCC") gold hedges commitment represents the mark-to-market fair value of the AGM's current gold hedging program. The settlement amount of these hedges, if any, will be dependent on the price of gold at the settlement date. The portion of the ZCC gold hedge liability that is expected to be settled in greater than one year from the balance sheet date has been presented within other non-current liabilities in the Statement of Financial Position.  The Company does not apply hedge accounting to the ZCC hedges. The ZCC hedges are for 5,000 gold ounces per month for all of 2025 and 2026 (total of 60,000 gold ounces per annum).  The 2025 ZCC hedges have a put strike of $2,000/oz and call strikes ranging between $2,515/oz to $2,645/oz, while the 2026 ZCC hedges have a put strike of $2,300/oz and call strikes ranging between $2,962/oz to $3,162/oz.

Long-term incentive plan commitments in less than one year include all DSU awards to directors of the Company, as they are considered to be current as the timing of those payments is beyond the control of the Company in the event that a director was to retire or there is a change of control.

The timing of contingent payments to Gold Fields, totaling $39.2 million, is based upon management's best estimate of when payments would be required to be made based upon the current life of mine plan.

Contingencies

Due to the nature of its business, the Company and its subsidiaries may be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company's financial condition or future results of operations.  Refer to note 13(a) for provisions recorded in respect of an outstanding legal claim.